Cash and stock-based compensation plans (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	0	534	1,812	17,746	268,392	226,410	222,710
Granted Shares					114,070	181,598	94,496
Forfeited Shares					(15,223)	(54,367)	(20,931)
Vested Shares					(124,490)	(85,249)	(69,865)
Outstanding Shares (ending balance)	0	534	1,812	17,746	242,749	268,392	226,410
Expected to vest Shares					242,749
Outstanding Weighted average grant date fair value					$ 15.93	$ 12.80	$ 10.96
Granted - Weighted average grant date fair value					$ 18.76	$ 17.52	$ 15.84
Forfeited - Weighted average grant date fair value					$ 16.81	$ 13.88	$ 12.63
Vested - Weighted average grant date fair value					$ 16.08	$ 12.31	$ 11.09
Outstanding Weighted average grant date fair value					$ 17.13	$ 15.93	$ 12.80
Expected to vest Weighted average grant date fair value					$ 17.13
Outstanding Weighted average remaining contractual term					2 years 3 months 18 days
Vested Aggregate intrinsic value					$ 1,067
Expected to vest Aggregate intrinsic value					2,643
Aggregate intrinsic value expected to vest					$ 2,643